14. RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Due to affiliates	$ 53,732	$ 65,595
Mr. Li
Due to affiliates	144	144
Alliance Rich
Due to affiliates	39,961	56,170
Hebei Kaiyuan
Due to affiliates	5,084	1,162
Kaiyuan Shengrong
Due to affiliates	8,534	8,110
Smart Success
Due to affiliates	$ 9	$ 9